Consolidated Statement of Cash Flow (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Consolidated Statement Of Cash Flow [Abstract]
Increase in Prepaid taxes	$ (14,802)	$ (2,351)	$ (16,611)
(Increase) Decrease in Inventories	(2,031)	466	2,752
(Increase) Decrease in Trade receivables	(1,344)	(4,811)	22,470
(Increase) Decrease in Prepayments and other receivables and Other assets	(8,623)	(1,758)	405
Customer advance (repayments) payments	(10,000)	20,000	0
Security deposit granted (Note 35)	(15,600)	0	0
Increase (Decrease) in Trade and other payables	27,122	374	(33,120)
Increase (decrease) in working capital	$ (25,278)	$ 11,920	$ (24,104)